UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:
     Robert F.X. Burlinson         Palo Alto, CA       October 22, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      54

Form 13F Information Table Value Total:      151,949 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER            TITLE      CUSIP     VALUE      SHARES      INV.   OTHE  VOTING
                           OF                  X1000                 DISC.   R     AUTH
                          CLASS                                              MGR   SOLE

Apache Corporation       Common  US0374111054  85.557     0.950      Sole          0.950
Baker Hughes             Common  US0572241075  52.415     0.580      Sole          0.580
Bearingpoint Inc         Common  US0740021060  11202.300  2766.000   Sole          2766.000
Berkshire Hathaway       Common  846701086     2725.730   0.023      Sole          0.023
BP PLC                   Common  US0556221044  61.028     0.880      Sole          0.880
Buckeye Partners         Common  US1182301010  2818.846   57.598     Sole          57.598
Canadian Superior Energy Common  136644101     1803.010   646.240    Sole          646.240
Candela Corporation      Common  1369071022    2854.550   336.225    Sole          336.225
Chesapeake Energy        Common  US1651671075  80.745     2.290      Sole          2.290
Corporation
Chevron Corporation      Common  US1667641005  63.167     0.675      Sole          0.675
Children's Place Retail  Common  US1689051076  9991.220   411.500    Sole          411.500
Stores
ConocoPhillips           Common  US20825C1045  62.317     0.710      Sole          0.710
CrossTex Energy          Common  US22765U1025  3963.549   114.952    Sole          114.952
Denison Mines            Common  CA2483561072  62.494     5.555      Sole          5.555
Enbridge Energy          Common  US29250R1068  2685.650   55.000     Sole          55.000
Solutions
Energy Transfer Partners Common  9273R1095     9329.108   190.975    Sole          190.975
Enterprise Products      Common  937921078     6983.508   230.860    Sole          230.860
ExxonMobil               Common  US30231G1022  62.941     0.680      Sole          0.680
Fairfax Financial        Common  039011026     6024.848   24.692     Sole          24.692
Holdings
Gabriel Resources        Common  CA3619701061  3692.790   1455.000   Sole          1455.000
Gazprom OAO              Common  US3682872078  41.800     0.950      Sole          0.950
Global Alumina Products  Common  CA37944L1040  5155.884   2617.200   Sole          2617.200
Helix Energy Solutions   Common  US42330P1075  25.476     0.600      Sole          0.600
High River Gold Mines    Common  2979J1075     12416.531  4081.700   Sole          4081.700
LTD
ishares Goldman Sachs    Common  464287374     1865.073   14.486     Sole          14.486
Nat Resource Index
Ishares Trust FTSE       Common  464287184     9538.560   52.992     Sole          52.992
Xinhau HK  China 25
Index FD
Ishares Trust MSCI Japan Common  US4642868487  1978.203   137.950    Sole          137.950
Kinder Morgan Energy     Common  US4945501066  2667.600   54.000     Sole          54.000
Partners
Magellan Midstream       Common  US55907R1086  2330.592   88.280     Sole          88.280
Holdings
NextWave Wireless        Common  US65337Y1029  323.306    56.522     Sole          56.522
Noble Corporation        Common  KYG654221004  48.314     0.985      Sole          0.985
NuStar Energy LP         Common  US67058H1023  92.042     1.549      Sole          1.549
Occidental Petroleum     Common  674599105     9609.821   149.966    Sole          149.966
Corporation
Paladin Resources NL     Common  00000PDN8     5031.500   725.000    Sole          725.000
PetroBras                Common  US71654V4086  47.188     0.625      Sole          0.625
Plains All American      Common  265031051     7410.445   135.996    Sole          135.996
Pipeline
Powershares Oil SVC      Common  US73935x6250  365.204    13.170     Sole          13.170
Pride International      Common  US74153Q1022  52.267     1.430      Sole          1.430
Proquest Company         Common  4346P1021     2269.381   275.745    Sole          275.745
Regency Energy Partners  Common  US75885Y1073  1835.442   62.430     Sole          62.430
Royal Dutch Shell        Common  US7802592060  61.224     0.745      Sole          0.745
S&P Oil & Gas E&P        Common  US78464A7303  212.340    4.515      Sole          4.515
SBI Holdings Inc         Common  JP3436120004  11349.147  43.300     Sole          43.300
Sunoco                   Common  US8676491093  58.747     0.830      Sole          0.830
Targa Resources          Common  US87611X1054  725.000    25.000     Sole          25.000
Templeton Dragon Fund    Common  88018T101     1065.257   33.700     Sole          33.700
Teppco Partnesr LP Unit  Common  US8723841024  2929.487   76.950     Sole          76.950
Tesoro Corporation       Common  US8816091016  57.985     1.260      Sole          1.260
Total                    Common  US89151E1091  64.014     0.790      Sole          0.790
Unibet Group PLC         Common  SE0001835588  2041.683   59.500     Sole          59.500
Uranium One              Common  CA91701P1053  62.923     4.750      Sole          4.750
UR-Energy                Common  CA91688R1082  5468.160   1780.000   Sole          1780.000
Valero Energy            Common  US91913Y1001  60.126     0.895      Sole          0.895
Corporation
XTO Energy               Common  US98385X1063  83.484     1.350      Sole          1.350



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